Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000149129
Shareholder Report [Line Items]
Fund Name	InfraCap REIT Preferred ETF
Class Name	InfraCap REIT Preferred ETF
Trading Symbol	PFFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the InfraCap REIT Preferred ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap REIT Preferred ETF	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[1]
AssetsNet	$ 118,297,093
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$118,297,093
Total number of portfolio holdings	111
Portfolio turnover rate	3%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Real Estate	62.9%
Financials	36.3%
Money Market Funds	0.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

C000193703
Shareholder Report [Line Items]
Fund Name	Virtus InfraCap U.S. Preferred Stock ETF
Class Name	Virtus InfraCap U.S. Preferred Stock ETF
Trading Symbol	PFFA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus InfraCap U.S. Preferred Stock ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus InfraCap U.S. Preferred Stock ETF	$102	2.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.00%	[2]
AssetsNet	$ 2,347,049,684
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$2,347,049,684
Total number of portfolio holdings	199
Portfolio turnover rate	24%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Financials	52.7%Footnote Reference+
Real Estate	17.1%
Industrials	8.0%
Communication Services	5.4%
Utilities	5.2%
Information Technology	5.1%
Energy	3.2%
Materials	2.2%
Money Market Fund	0.6%
Consumer Discretionary	0.3%
Health Care	0.2%
Footnote	Description
Footnote+	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
Footnote(1)	Percentage of total investments as of April 30, 2026.

C000148681
Shareholder Report [Line Items]
Fund Name	Virtus Biotech Clinical Trials ETF
Class Name	Virtus Biotech Clinical Trials ETF
Trading Symbol	BBC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Biotech Clinical Trials ETF (formerly, Virtus LifeSci Biotech Clinical Trials ETF) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Biotech Clinical Trials ETF	$44	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.74%	[3]
AssetsNet	$ 37,334,516
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$37,334,516
Total number of portfolio holdings	125
Portfolio turnover rate	38%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Health Care	97.8%
Money Market Fund	2.2%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

C000148682
Shareholder Report [Line Items]
Fund Name	Virtus Biotech ETF
Class Name	Virtus Biotech ETF
Trading Symbol	BBP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Biotech ETF (formerly, Virtus LifeSci Biotech Products ETF) ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Biotech ETF	$32	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[4]
AssetsNet	$ 59,287,767
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$59,287,767
Total number of portfolio holdings	63
Portfolio turnover rate	17%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Health Care	96.9%
Money Market Fund	3.1%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

C000153845
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Bond ETF
Class Name	Virtus Newfleet Multi-Sector Bond ETF
Trading Symbol	NFLT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Bond ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Bond ETF	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[5]
AssetsNet	$ 424,205,679
Holdings Count | Holding	1,030
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$424,205,679
Total number of portfolio holdings	1,030
Portfolio turnover rate	27%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Corporate Bonds	29.0%
Foreign Bonds	24.2%
Mortgage Backed Securities	22.8%
Asset Backed Securities	9.3%
Term Loans	8.0%
U.S. Government Securities	5.5%
Exchange Traded Funds	1.0%
Preferred Stocks	0.1%
Common Stocks	0.1%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

C000209670
Shareholder Report [Line Items]
Fund Name	Virtus Private Credit Strategy ETF
Class Name	Virtus Private Credit Strategy ETF
Trading Symbol	VPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Private Credit Strategy ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Private Credit Strategy ETF	$36	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[6]
AssetsNet	$ 33,266,599
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$33,266,599
Total number of portfolio holdings	59
Portfolio turnover rate	16%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Financials	48.6%
Closed-End Funds	33.5%
Money Market Fund	17.9%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

C000209671
Shareholder Report [Line Items]
Fund Name	Virtus Real Asset Income ETF
Class Name	Virtus Real Asset Income ETF
Trading Symbol	VRAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Real Asset Income ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Real Asset Income ETF	$30	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[7]
AssetsNet	$ 18,390,520
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$18,390,520
Total number of portfolio holdings	92
Portfolio turnover rate	57%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Energy	33.6%
Real Estate	32.1%
Utilities	17.1%
Materials	7.7%
Communication Services	3.1%
Money Market Fund	2.2%
Consumer Staples	2.0%
Information Technology	1.2%
Financials	1.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

C000141421
Shareholder Report [Line Items]
Fund Name	InfraCap MLP ETF
Class Name	InfraCap MLP ETF
Trading Symbol	AMZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the InfraCap MLP ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
InfraCap MLP ETF	$118	2.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.08%	[8]
AssetsNet	$ 463,845,149
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of April 30, 2026)

Table Summary
Fund net assets	$463,845,149
Total number of portfolio holdings	30
Portfolio turnover rate	44%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Energy	98.8%
Money Market Fund	1.0%
Utilities	0.2%
Footnote	Description
Footnote(1)	Percentage of total investments as of April 30, 2026.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.